Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Sales revenue:
Total revenue, net	$ 754,713	$ 418,678	$ 2,708,560	$ 3,066,233
Operating costs and expenses
Cost of goods sold	175,488	124,524	1,103,160	535,485
Hotel operating costs	477,794	511,619	1,739,948	744,594
Selling	191,273	189,586	787,637	470,798
General and administrative	413,059	244,796	1,395,008	1,033,830
(Reversal of) provision for bad debts			(119,274)	(63,076)
(Reversal of) provision for bad debts	(43,816)	27,422
Stock-based compensation	92,885	92,885	371,540	371,540
Total operating costs and expenses	1,306,683	1,190,832	5,278,019	3,093,171
Loss from operations	(551,970)	(772,154)	(2,569,459)	(26,938)
Non-operating income (expenses)
Interest income	289	1,328	4,876	4,113
Impairment loss			(3,823,770)
Other income	24,861	19,434	51,856	63,064
Other expenses	(2,507)	(197)	(31,651)	(33,154)
Total non-operating income, net	22,643	20,565	(3,798,689)	34,023
Loss before income tax	(529,327)	(751,589)	(6,368,148)	7,085
Income tax expense	457	492	1,097	274,321
Net loss	(529,784)	(752,081)	(6,369,245)	(267,236)
Other comprehensive items
Foreign currency translation gain	24,542	31,864	(537,974)	122,283
Comprehensive loss	$ (505,242)	$ (720,217)	$ (6,907,219)	$ (144,953)
Loss per share - basic and diluted	$ (0.021)	$ (0.030)	$ (0.255)	$ (0.011)
Weighted average shares outstanding	24,999,842	24,999,842	24,999,842	24,999,842
Product [Member]
Sales revenue:
Total revenue, net	$ 422,296	$ 174,992	$ 1,851,676	$ 742,624
Advertising [Member]
Sales revenue:
Total revenue, net				1,944,811
Room Revenue [Member]
Sales revenue:
Total revenue, net	177,259	30,993	262,605	114,086
Food And Beverage Revenues [Member]
Sales revenue:
Total revenue, net	133,738	180,794	475,746	201,755
Other [Member]
Sales revenue:
Total revenue, net	$ 21,420	$ 31,899	$ 118,533	$ 62,957